UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,419,990
Number of Portfolio Holdings	419

Portfolio Turnover Rate	16.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	18.5%
AA Rated	39.0
A Rated	30.6
BBB Rated	3.6
BB Rated and Below	0.6
Not Rated	7.0
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

General Obligations - State	19.1%
Health Care	17.6
Transportation	15.5
General Obligations - Local	7.6
Special Tax	7.3
Water & Sewer	5.0
Leasing	3.4
Electric	3.3
Education	2.9
Other	18.3

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to restructure the fund’s investment management fees to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.55%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F56-053 10/24

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$46	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,419,990
Number of Portfolio Holdings	419

Portfolio Turnover Rate	16.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	18.5%
AA Rated	39.0
A Rated	30.6
BBB Rated	3.6
BB Rated and Below	0.6
Not Rated	7.0
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

General Obligations - State	19.1%
Health Care	17.6
Transportation	15.5
General Obligations - Local	7.6
Special Tax	7.3
Water & Sewer	5.0
Leasing	3.4
Electric	3.3
Education	2.9
Other	18.3

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to restructure the fund’s investment management fees to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F256-053 10/24

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$19	0.37%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,419,990
Number of Portfolio Holdings	419

Portfolio Turnover Rate	16.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	18.5%
AA Rated	39.0
A Rated	30.6
BBB Rated	3.6
BB Rated and Below	0.6
Not Rated	7.0
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

General Obligations - State	19.1%
Health Care	17.6
Transportation	15.5
General Obligations - Local	7.6
Special Tax	7.3
Water & Sewer	5.0
Leasing	3.4
Electric	3.3
Education	2.9
Other	18.3

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to restructure the fund’s investment management fees to lower the fund’s total investment management fee to 0.20%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F356-053 10/24

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Tax-Free Short-
Intermediate Fund
–!
PATIX Tax-Free Short-
Intermediate Fund–
.
Advisor Class
TTSIX Tax-Free Short-
Intermediate Fund–
.
I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 5 .47 $ 5 .38 $ 5 .57 $ 5 .72 $ 5 .70 $ 5 .58
Investment
activities
Net investment
income
(1)(2)
0 .07 0 .11 0 .08 0 .07 0 .08 0 .09
Net realized and
unrealized gain/
loss 0 .03 0 .09 ( 0 .19 ) ( 0 .15 ) 0 .02 0 .12
Total from
investment
activities 0 .10 0 .20 ( 0 .11 ) ( 0 .08 ) 0 .10 0 .21
Distributions
Net investment
income ( 0 .07 ) ( 0 .11 ) ( 0 .08 ) ( 0 .07 ) ( 0 .08 ) ( 0 .09 )
Net realized gain — — — —
(3)
— —
Total distributions ( 0 .07 ) ( 0 .11 ) ( 0 .08 ) ( 0 .07 ) ( 0 .08 ) ( 0 .09 )
NET ASSET
VALUE
End of period $ 5 .50 $ 5 .47 $ 5 .38 $ 5 .57 $ 5 .72 $ 5 .70

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
1 .83% 3 .85% ( 1 .92 ) % ( 1 .45 ) % 1 .82% 3 .80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .52%
(5)
0 .52% 0 .52% 0 .50% 0 .51% 0 .51%
Net expenses
after waivers/
payments by
Price Associates 0 .52%
(5)
0 .52% 0 .52% 0 .50% 0 .51% 0 .51%
Net investment
income 2 .48%
(5)
2 .12% 1 .53% 1 .20% 1 .46% 1 .60%
Portfolio turnover
rate 16 .9% 28 .8% 36 .9% 23 .9% 57 .8% 17 .4%
Net assets, end
of period (in
thousands) $704,230 $745,724 $864,097 $1,091,168 $1,470,185 $1,409,913
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 5 .45 $ 5 .37 $ 5 .56 $ 5 .71 $ 5 .69 $ 5 .57
Investment
activities
Net investment
income
(1)(2)
0 .06 0 .10 0 .07 0 .05 0 .07 0 .07
Net realized and
unrealized gain/
loss 0 .04 0 .08 ( 0 .19 ) ( 0 .15 ) 0 .02 0 .12
Total from
investment
activities 0 .10 0 .18 ( 0 .12 ) ( 0 .10 ) 0 .09 0 .19
Distributions
Net investment
income ( 0 .06 ) ( 0 .10 ) ( 0 .07 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 )
Net realized gain — — — —
(3)
— —
Total distributions ( 0 .06 ) ( 0 .10 ) ( 0 .07 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 )
NET ASSET
VALUE
End of period $ 5 .49 $ 5 .45 $ 5 .37 $ 5 .56 $ 5 .71 $ 5 .69

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
1 .81% 3 .33% ( 2 .17 ) % ( 1 .76 ) % 1 .51% 3 .47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .90%
(5)
0 .83% 0 .77% 0 .80% 0 .81% 0 .82%
Net expenses
after waivers/
payments by
Price Associates 0 .90%
(5)
0 .83% 0 .77% 0 .80% 0 .81% 0 .82%
Net investment
income 2 .10%
(5)
1 .78% 1 .21% 0 .89% 1 .20% 1 .27%
Portfolio turnover
rate 16 .9% 28 .8% 36 .9% 23 .9% 57 .8% 17 .4%
Net assets, end
of period (in
thousands) $997 $1,166 $2,565 $10,937 $2,879 $8,577
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 5 .47 $ 5 .39 $ 5 .58 $ 5 .72 $ 5 .71 $ 5 .58
Investment
activities
Net investment
income
(1)(2)
0 .07 0 .12 0 .09 0 .07 0 .09 0 .10
Net realized and
unrealized gain/
loss 0 .03 0 .08 ( 0 .19 ) ( 0 .14 ) 0 .01 0 .13
Total from
investment
activities 0 .10 0 .20 ( 0 .10 ) ( 0 .07 ) 0 .10 0 .23
Distributions
Net investment
income ( 0 .07 ) ( 0 .12 ) ( 0 .09 ) ( 0 .07 ) ( 0 .09 ) ( 0 .10 )
Net realized gain — — — —
(3)
— —
Total distributions ( 0 .07 ) ( 0 .12 ) ( 0 .09 ) ( 0 .07 ) ( 0 .09 ) ( 0 .10 )
NET ASSET
VALUE
End of period $ 5 .50 $ 5 .47 $ 5 .39 $ 5 .58 $ 5 .72 $ 5 .71

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
1 .90% 3 .81% ( 1 .77 ) % ( 1 .16 ) % 1 .74% 4 .09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .37%
(5)
0 .38% 0 .37% 0 .38% 0 .41% 0 .41%
Net expenses
after waivers/
payments by
Price Associates 0 .37%
(5)
0 .38% 0 .37% 0 .38% 0 .41% 0 .41%
Net investment
income 2 .62%
(5)
2 .27% 1 .68% 1 .31% 1 .56% 1 .70%
Portfolio turnover
rate 16 .9% 28 .8% 36 .9% 23 .9% 57 .8% 17 .4%
Net assets, end
of period (in
thousands) $714,763 $801,667 $930,459 $970,206 $677,176 $606,294
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
ALABAMA  2.8%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,305
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,739
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,397
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,015
39,456
ALASKA  0.4%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,402
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 943
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  1,550 1,642
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  1,930 2,064
6,051
ARIZONA  1.5%
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,272
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  4,740 5,059
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,275 1,291
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,060 4,179
Maricopa County IDA, Banner Health Group, Series C, FRN,
100% of MUNIPSA + 0.57%, 3.49%, 1/1/35 (Tender 10/18/24)  6,480 6,479
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/29 (2) 1,275 1,413
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,585
21,278
CALIFORNIA  4.9%
California, GO, 5.00%, 9/1/25  3,000 3,072
California, GO, 5.00%, 9/1/26  7,000 7,329
California, GO, 5.00%, 8/1/27  1,050 1,099
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,500 6,879
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.62%, 12/1/50 (Tender 6/1/26)  1,175 1,174
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,406

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,471
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,463
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,313
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  12,500 13,742
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.467%, 7/1/27  2,085 2,089
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,772
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,840
69,649
COLORADO  5.4%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,231
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,099
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,671
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,703
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 601
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 553
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  1,000 1,007
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  8,855 9,047
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,202
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,215
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29 (1) 5,660 5,939
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,047
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 8,000 8,653
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,449
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 4,265 4,521
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,971
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,155
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (3) 2,500 2,129
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (4) 200 212
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (4) 200 215

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (4) 200 218
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (4) 300 331
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (4) 275 306
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,129
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,685
Univ. of Colorado Hosp. Auth., VRDN, 3.80%, 11/15/35  2,000 2,000
76,289
CONNECTICUT  2.4%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,178
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,862
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,072
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,095
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,316
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,116
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,202
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,498
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49  3,000 3,002
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  3,750 4,097
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,423
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,333
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,934
34,128
DISTRICT OF COLUMBIA  2.9%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,649
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,410 1,475
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,795 1,871
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,078
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/26  5,000 5,182
Dist. of Columbia, Income Tax Revenue, Series C, 5.00%,
12/1/26  5,250 5,537
Dist. of Columbia, Water & Sewer Auth., Series A, 5.00%,
10/1/29  1,050 1,175
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (1) 3,000 3,200
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,877

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 7,000 7,359
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,401
41,804
FLORIDA  5.9%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,253
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,482
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,251
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,107
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,481
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,401
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,530
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,108
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,260
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,321
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/24  1,100 1,101
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 507
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4) 2,750 2,923
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,845
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,053
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,666
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,534
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%,
6/1/31  9,065 9,204
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/29  750 835
Marion County School Board, COP, 5.00%, 6/1/27 (4) 1,000 1,062
Marion County School Board, COP, 5.00%, 6/1/28 (4) 2,750 2,983
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/25 (5) 4,870 4,878
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 215
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,333
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 633

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 623
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,895 1,914
84,507
GEORGIA  4.7%
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 6,029
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,044
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,953
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,005
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,863
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 354
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,480
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,207
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,211
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/25  245 247
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25  4,760 4,799
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 506
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,595
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,096
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  14,275 14,393
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,063
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  6,985 6,990
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  12,310 12,455
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  2,000 2,069
67,359
HAWAII  0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,674
2,674
ILLINOIS  6.0%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,310
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,647

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,239
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,031
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,602
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,861
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 461
Illinois, GO, 5.00%, 1/1/28  2,010 2,059
Illinois, GO, 5.00%, 2/1/29  4,520 4,735
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,223
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,293
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,412
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,728
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,099
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,358
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,180
Illinois, Series C, GO, 5.00%, 11/1/29  3,500 3,711
Illinois, Series D, GO, 5.00%, 7/1/25  4,920 4,998
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,756
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN,
5.00%, 5/15/50 (Tender 11/15/24)  4,925 4,928
Illinois Fin. Auth., Uchicago Medicine, Series B-1, VRDN,
5.00%, 8/15/52 (Tender 8/15/25)  3,000 3,039
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,645 4,895
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29 (2) 800 849
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (6) 1,320 1,367
84,781
INDIANA  0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%,
9/15/24 (6) 845 845
845
IOWA  0.6%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  7,785 7,952
7,952
KENTUCKY  1.3%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 613
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 560
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,406
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,144

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,418
18,141
LOUISIANA  0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC
Project, VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (1) 2,775 2,755
Louisiana Gasoline & Fuels Tax, Series A-1, VRDN, 3.80%,
5/1/43  1,050 1,050
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,016
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,625
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 251
6,697
MARYLAND  8.1%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,015
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,450
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,950
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,053
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  3,155 3,188
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,092
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  5,110 5,481
Maryland, GO, 5.00%, 8/1/31  9,725 10,503
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,312
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,189
Maryland, Series A, GO, 5.00%, 3/15/27  2,280 2,422
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,358
Maryland DOT, 4.00%, 11/1/29  1,235 1,236
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,170
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25  1,000 1,004
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,310
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,601
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,029
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 674
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,290

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,454
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,874
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (7) 5,000 5,201
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (7) 2,585 2,689
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (7) 4,000 4,161
Maryland, Group 1, Series A, GO, 5.00%, 3/15/28  2,595 2,819
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,143
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,581
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 8/1/27  4,810 5,155
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,382
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,884
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,111
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 662
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,986
114,429
MASSACHUSETTS  0.4%
Massachusetts Housing Fin. Agency, Series A-3, 3.75%, 6/1/29  5,635 5,757
5,757
MICHIGAN  1.6%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (8) 1,855 1,883
Great Lakes Water Auth., Sewage Disposal System, Series B,
5.00%, 7/1/29  5,000 5,548
Great Lakes Water Auth., Water Supply System, Series D,
5.00%, 7/1/31  1,000 1,032
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,048
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,060 4,219
Michigan Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/24  995 999
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 868
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 784
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,353
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 434
23,168

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA  1.4%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,774
Minnesota, Series 2023D, GO, 5.00%, 8/1/27  2,495 2,673
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,569
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,036
20,052
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  13,150 14,115
14,115
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,043
2,043
NEVADA  0.8%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,142
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (4) 650 650
Clark County School Dist., Series B, GO, 5.00%, 6/15/28 (4) 5,000 5,441
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,807
11,040
NEW JERSEY  4.2%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,240
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,079
New Jersey Economic Dev. Auth., Transit Transportation
Project, Series A, 5.00%, 11/1/29  5,065 5,589
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,407
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,279
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 858
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  3,305 3,506
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,220
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,705
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,481
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,652

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  5,150 5,650
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,138
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,160
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 15,215
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,162
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,616
59,167
NEW YORK  5.5%
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,421
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,354
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,197
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,802
New York City, Series A, GO, 5.00%, 8/1/30  2,500 2,821
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,343
New York City, Series E, GO, 5.00%, 8/1/29  5,000 5,540
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,089
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,450 1,465
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,231
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,449
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,500 4,904
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,000 5,034
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 865 866
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,199
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,003
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,300 7,728
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,461
77,907

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NORTH CAROLINA  4.3%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 707
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 888
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 959
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,990 7,810
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,360 12,299
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 3.97%, 1/15/42  1,600 1,600
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.95%, 1/15/37  100 100
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,368
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,412
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/25  265 265
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 495
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 494
North Carolina Medical Care Commission, Retirement Fac.
First Meeting, 4.00%, 1/1/25  250 249
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24  180 180
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 126
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,128
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,163
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/28  1,600 1,730
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/26  950 996
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/27  630 676
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,462
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,550
60,657
OHIO  0.9%
Columbus, Series 2, GO, 5.00%, 8/15/26  945 990

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 200
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  1,500 1,476
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,298
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,198
13,313
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (5) 700 747
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (5) 1,025 1,117
1,864
OREGON  1.1%
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,691
Oregon, Series A, GO, 5.00%, 5/1/27  3,000 3,191
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,267
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,824
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,455 6,943
15,916
PENNSYLVANIA  1.0%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(4) 1,400 1,496
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 504
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 564
Bucks County IDA, 5.00%, 7/1/25  350 349
Bucks County IDA, 5.00%, 7/1/26  450 452
Bucks County IDA, 5.00%, 7/1/27  475 481
Butler County Hosp. Auth., 5.00%, 7/1/25  705 706
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,737
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,118
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,187
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.60%, 6/1/35  100 100
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (4) 2,500 2,584
14,278
PUERTO RICO  6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (9) 6,800 7,135
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (9) 5,000 5,275

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (9) 1,250 1,301
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,236
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,623
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 6,178
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 472
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 918
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,873
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,653
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,364
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,599
86,627
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  1,290 1,290
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 417
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 456
2,163
SOUTH CAROLINA  1.0%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,585 1,723
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,111
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,206
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,756
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,851
14,647
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,025
1,025

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
TENNESSEE  1.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,663
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,486
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/28  3,000 3,227
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 722
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,062
14,160
TEXAS  9.2%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,784
Austin Airport System, Series A, 5.00%, 11/15/26  545 573
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,405
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,239
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,520
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,787
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,173
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,665
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,741
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,352
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,920
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,094
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,021
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,020
Harris County, GO, 5.00%, 9/15/29  1,370 1,526
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,994
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 12,217
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,571
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,896
Harris County Cultural Ed. Fac. Fin., Methodist Hospital Sys.,
Series 9C-1, TECP, 3.83%, 9/3/24  1,225 1,225
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,180
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,585
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,293

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (4)(6) 6,000 5,784
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,684
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,669
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 855 855
Lower Colorado River Auth., Series A, 5.00%, 5/15/27 (4) 2,000 2,124
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (4) 1,500 1,625
Midland Independent School Dist., GO, 5.00%, 2/15/30  1,500 1,682
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 463
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,144
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,857
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,054
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(9) 500 489
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,296
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,127
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,087
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  9,725 10,058
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,556
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,482
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,528
Texas Transportation Commission, GO, 5.00%, 4/1/28  9,000 9,761
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,483
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,640
130,229
UTAH  2.0%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,089
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,136
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 4,092
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,125
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,108
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 3,960 4,083
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,318
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,191
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,147
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,513
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,069

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Vineyard Redev. Agency, 5.00%, 5/1/27 (4) 615 649
28,520
VIRGINIA  6.5%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,390
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 948
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,184
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,096
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 6,018
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,726
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,523
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,173
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,751
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,690
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,588
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/29  1,000 1,122
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (7) 4,335 4,536
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26 (6) 4,850 5,053
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,391
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,000 2,040
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,251
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,258
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,294
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,020 3,266
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,068
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,292
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,066
91,724
WASHINGTON  3.0%
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,338
Energy Northwest, Series A, 5.00%, 7/1/28  2,900 3,159
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,258
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,733
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 4,250 4,560
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,186
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,210

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Series C, GO, 5.00%, 2/1/28  5,000 5,407
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,241
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,134
42,226
WISCONSIN  0.2%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  2,500 2,732
2,732
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 5.34% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.3% of Net Assets
(Cost $1,400,077) $ 1,409,371
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Insured by National Public Finance Guarantee Corporation
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Financial Guaranty Insurance Company
(9) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,200 and represents 1.0% of net assets.
(10) Seven-day yield
(11) Affiliated Companies

T. ROWE PRICE Tax-Free Short-Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/29/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,400,077) $ 1,409,371
Interest receivable 15,338
Receivable for shares sold 790
Cash 7
Other assets 53
Total assets 1,425,559
Liabilities
Payable for shares redeemed 2,331
Payable for investment securities purchased 2,218
Investment management fees payable 404
Due to affiliates 35
Payable to directors 1
Other liabilities 580
Total liabilities 5,569
NET ASSETS $ 1,419,990
Net Assets Consist of:
Total distributable earnings (loss) $ (37,843)
Paid-in capital applicable to 258,054,475 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,457,833
NET ASSETS $ 1,419,990
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $704,230; Shares outstanding: 128,015,532) $ 5.50
Advisor Class
(Net assets: $997; Shares outstanding: 181,601) $ 5.49
I Class
(Net assets: $714,763; Shares outstanding: 129,857,342) $ 5.50

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 22,542
Expenses
Investment management 2,514
Shareholder servicing
Investor Class $ 548
Advisor Class 1
I Class 48 597
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 23
I Class 10 33
Custody and accounting 110
Registration 47
Legal and audit 19
Directors 2
Miscellaneous 10
Total expenses 3,333
Net investment income 19,209
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (4,605)
Futures (41)
Net realized loss (4,646)
Change in net unrealized gain / loss on securities 13,484
Net realized and unrealized gain / loss 8,838
INCREASE IN NET ASSETS FROM OPERATIONS $ 28,047

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,209 $ 36,317
Net realized loss (4,646) (16,616)
Change in net unrealized gain / loss 13,484 41,015
Increase in net assets from operations 28,047 60,716
Distributions to shareholders
Net earnings
Investor Class (8,965) (16,936)
Advisor Class (12) (39)
I Class (10,161) (19,215)
Decrease in net assets from distributions (19,138) (36,190)
Capital share transactions
*
Shares sold
Investor Class 46,957 127,074
Advisor Class 2 593
I Class 59,301 148,014
Distributions reinvested
Investor Class 7,910 14,729
Advisor Class 11 39
I Class 7,862 14,366
Shares redeemed
Investor Class (100,856) (272,099)
Advisor Class (188) (2,037)
I Class (158,475) (303,769)
Decrease in net assets from capital share
transactions (137,476) (273,090)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Net Assets
Decrease during period (128,567) (248,564)
Beginning of period 1,548,557 1,797,121
End of period $ 1,419,990 $ 1,548,557
*Share information (000s)
Shares sold
Investor Class 8,617 23,516
Advisor Class 1 110
I Class 10,880 27,367
Distributions reinvested
Investor Class 1,453 2,721
Advisor Class 2 7
I Class 1,443 2,653
Shares redeemed
Investor Class (18,491) (50,341)
Advisor Class (35) (381)
I Class (29,056) (56,191)
Decrease in shares outstanding (25,186) (50,539)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares:
the Tax-Free Short-Intermediate Fund (Investor Class), the Tax-Free Short-
Intermediate Fund–Advisor Class (Advisor Class) and the Tax-Free Short-
Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule
12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and

T. ROWE PRICE Tax-Free Short-Intermediate Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Tax-Free Short-Intermediate Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended August 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,409,370 $ — $ 1,409,370
Short-Term Investments 1 — — 1
Total $ 1 $ 1,409,370 $ — $ 1,409,371

T. ROWE PRICE Tax-Free Short-Intermediate Fund

financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of August 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended August 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (41)
Total $ (41)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $250,124,000 and
$388,864,000, respectively, for the six months ended August 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment

T. ROWE PRICE Tax-Free Short-Intermediate Fund

income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$42,901,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,400,077,000. Net unrealized gain aggregated $9,294,000 at period-end, of which $14,729,000 related to appreciated investments and $5,435,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense

T. ROWE PRICE Tax-Free Short-Intermediate Fund

limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $60,000 for Price
Associates and $134,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.69% 0.94% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free Short-Intermediate Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of August 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE Tax-Free Short-Intermediate Fund

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
NOTE 8 - SUBSEQUENT EVENT
Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.20% and lower the Investor Class and Advisor Class total expense limits to 0.55% and
0.80%, respectively.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group and
Expense Universe) and first quintile (Advisor Class Expense Group).
The Adviser provided the Board with additional information with respect to the fund’s relative actual management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024